SHARE CAPITAL (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Options	Weighted Average Exercise Price
Balance, November 30, 2019	3,150,000	$0.30
Cancelled	(200,000)	0.60
Balance, November 30, 2020	2,950,000	0.58
Granted	1,700,000	0.73
Exercised	(425,000)	0.52
Balance, November 30, 2021	4,225,000	$0.65

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
				Weighted average	Weighted
	Exercise	Numbers of options	Numbers of options	remaining contractual	average exercise
Expiry Date	Price	outstanding	exercisable	life (year)	price
	$				$
January 15, 2024	0.60	2,050,000	2,050,000	1.03	0.29
March 20, 2024	0.60	150,000	150,000	0.08	0.02
November 28, 2024	0.50	325,000	325,000	0.23	0.04
January 21, 2026	0.75	1,550,000	1,550,000	1.52	0.28
June 10, 2026	0.50	150,000	150,000	0.16	0.02
		4,225,000	4,225,000	3.02	0.65

Disclosure of share purchase warrant transactions [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price
Balance, November 30, 2019	-	$-
Warrants granted	7,539,748	0.90
Warrants exercised	(1,233,334)	0.11
Balance, November 30, 2020	6,306,414	0.23
Warrants granted	9,814,400	0.08
Warrants exercised	(6,129,572)	0.01
Balance, November 30, 2021	9,991,242	$0.41

Disclosure of number of share purchase warrants outstanding [Table Text Block]
Expiry Date	Exercise Price	Number of Warrants outstanding and exercisable	Weighted average remaining contractual life (year)	Weighted average exercise price
	$			$
May 15, 2022	0.20	160,500	0.01	0.00
September 30, 2022	0.50	400,582	0.03	0.02
January 29, 2026	0.25	3,188,160	1.33	0.08
August 9, 2026	0.50	6,242,000	2.93	0.31
		9,991,242	4.30	0.41